Consolidated Statements of Comprehensive Loss (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (5,683,693)	$ (840,722)	$ 66,196	$ (2,320,546)
Other comprehensive loss
Foreign currency translation adjustments	329,330	26,080	23,109	(5,980)
Other comprehensive income (loss), before tax	329,330	26,080	23,109	(5,980)
Comprehensive income (loss) attributable to the owners of Pieris AG	$ (5,354,363)	$ (814,642)	$ 89,305	$ (2,326,527)